Long-Term Debt - U.S. Small Business Administration Loans (Details) - USD ($)	Dec. 15, 2022	Jun. 15, 2020	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Long-Term Debt
Accrued interest			$ 70,000	$ 36,000	$ 13,000
Economic Injury Disaster Loan
Long-Term Debt
Loan proceeds		$ 150,000
Interest rate (as percent)		3.75%
Installment payments	$ 100,000
Accrued interest			$ 100,000	$ 100,000